CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	¥ 91,676	¥ 146,533	¥ 160,397
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	61,424	59,524	63,846
Provision for credit losses	(4,047)	8,749	38,303
Stock-based compensation	35,216	27,941	28,251
(Gain) loss on investments in equity securities	1,426	(5,446)	(14,053)
(Gain) loss on investments in subsidiaries and affiliates	(23,889)	(79,396)	45,086
Equity in earnings of affiliates, net of dividends received	(34,127)	(20,235)	(15,716)
(Gain) loss on disposal of office buildings, land, equipment and facilities	344	(3,490)	(64,730)
Deferred income taxes	6,137	3,106	(21,113)
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	170,632	(18,408)	13,878
Trading assets and private equity and debt investments	(1,623,037)	1,229,557	1,441,539
Trading liabilities	467,257	(284,747)	777,741
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(590,424)	(2,220,493)	(1,453,871)
Securities borrowed, net of securities loaned	834,438	595,116	(1,242,489)
Margin loans and receivables	472,811	111,468	936,346
Payables	(139,417)	(247,980)	(33,994)
Bonus accrual	(3,319)	(1,865)	15,840
Accrued income taxes, net	(42,603)	(37,639)	55,712
Other, net	(375,318)	(125,127)	(63,363)
Net cash provided by (used in) operating activities	(694,820)	(862,832)	667,610
Cash flows from investing activities:
Payments for placements of time deposits	(344,117)	(227,644)	(239,980)
Proceeds from redemption or maturity of time deposits	284,705	199,475	283,650
Payments for purchases of office buildings, land, equipment and facilities	(171,165)	(111,331)	(119,875)
Proceeds from sales of office buildings, land, equipment and facilities	63,648	94,985	49,642
Payments for purchases of equity investments	(4,471)	(3,142)	(20,115)
Proceeds from sales of equity investments	52,299	41,089	20,258
Net cash outflows from loans receivable at banks	(84,362)	(110,811)	(83,122)
Payments for purchases or origination of other non-trading loans	(4,702,061)	(5,695,122)	(3,362,619)
Proceeds from sales or repayments of other non-trading loans	4,486,651	5,172,221	3,713,333
Net cash outflows from interbank money market loans	(62)	(808)	(355)
Payments for purchases of non-trading debt securities	(45,910)	(106,390)	(124,614)
Proceeds from sales or maturity of non-trading debt securities	205,468	55,325	163,023
Acquisitions, net of cash acquired	0	0	(11,152)
Divestures, net of cash disposed of	16,950	0	0
Payments for purchases of investments in affiliated companies	(25,119)	(5,674)	(12,098)
Proceeds from sales of investments in affiliated companies	43,299	109,111	1,221
Other, net	(8,978)	(4,466)	735
Net cash provided by (used in) investing activities	(233,225)	(593,182)	257,932
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	2,208,422	3,894,613	2,063,263
Payments for repurchases or maturity of long-term borrowings	(1,115,171)	(2,656,233)	(2,095,069)
Proceeds from issuances of short-term borrowings	2,630,083	1,743,817	2,929,762
Payments for repurchases or maturity of short-term borrowings	(2,694,588)	(2,164,098)	(2,865,700)
Net cash inflows (outflows) from interbank money market borrowings	48,197	12,925	(311,471)
Net cash inflows (outflows) from other secured borrowings	(52,915)	30,753	(335,372)
Net cash inflows from deposits received at banks	328,867	372,575	36,223
Payments for withholding taxes on stock-based compensation	(9,060)	(10,816)	(3,856)
Proceeds from sales of common stock	4	11	215
Payments for repurchases of common stock	(24,728)	(39,650)	(11)
Payments for cash dividends	(57,262)	(70,714)	(76,358)
Contributions from noncontrolling interests	59,718	42,881	24,794
Distributions to noncontrolling interests	(37,630)	(43,346)	(35,145)
Net cash provided by (used in) financing activities	1,283,937	1,112,718	(668,725)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	148,552	149,693	60,884
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	504,444	(193,603)	317,701
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,316,408	3,510,011	3,192,310
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	3,820,852	3,316,408	3,510,011
Cash paid during the year for—
Interest	1,098,815	225,679	222,024
Income tax payments, net	¥ 94,263	¥ 114,623	¥ 35,675